Non-controlling Interests (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Non-controlling Interests
Beginning Balance	$ (3,031,675)	$ (2,712,752)
Proportionate shares of net loss	(18,285)	(323,515)
Disposal discontinued operations	3,050,153	0
Non-controlling interest from acquisition	11,819,885	0
Foreign currency translation adjustment	202,392	4,592
Total	$ 12,022,470	$ (3,031,675)